HOLDING COMPANY INDIRECT SUBSIDIARIES (Tables)	12 Months Ended
Jun. 30, 2020
HOLDING COMPANY INDIRECT SUBSIDIARIES [Abstract]
Indirect Subsidiaries
The following entities are indirect subsidiaries of the Holding Company through IBEX Global Limited:

			Ownership %
Description	Location	Nature of Business	2020	2019
IBEX Global Solutions Limited	England	Holding company	100%	100%
IBEX Global Bermuda Limited	Bermuda	Holding company	100%	100%
Lovercius Consultants Limited	Cyprus	Call center	100%	100%
IBEX Global Europe	Luxembourg	Tech support services	100%	100%
IBEX Global ROHQ	Philippines	Regional HQ	100%	100%
IBEX Global Solutions, Inc. (formerly TRG Customer Solutions, Inc.)	USA	Call center	100%	100%
TRG Customer Solutions (Canada), Inc.	Canada	Call center	100%	100%
TRG Marketing Solutions Limited	England	Call center	100%	100%
Virtual World (Private) Limited	Pakistan	Call center	100%	100%
IBEX Philippines, Inc.	Philippines	Call center	100%	100%
IBEX Global Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
TRG Customer Solutions (Philippines) Inc.	Philippines	Call center	100%	100%
IBEX Customer Solutions Senegal S.A. (formerly TRG Senegal SA.	Senegal	Call center	100%	100%
IBEX Global Solutions (Private) Limited	Pakistan	Call center	100%	100%
IBEX Global MENA FZE	Dubai	Call center	100%	100%
IBEX I.P. Holdings Ireland Limited	Ireland	Holding company	-%	100%
IBEX Global Bermuda Ltd	Bermuda	Call center	100%	100%
IBEX Global Solutions Nicaragua SA	Nicaragua	Call center	100%	100%
IBEX Global St. Lucia Limited	St. Lucia	Holding company	100%	100%
IBEX Global Jamaica Limited	Jamaica	Call center	100%	100%
IBEX Receivable Solutions, Inc.	USA	Call center	100%	-%
IBEX Global Solutions France SARL	France	Call center	100%	100%

The following entities are indirect subsidiaries of the Holding Company through DGS Limited:

			Ownership %
Description	Location	Nature of Business	2020	-	2019
Digital Globe Services, Inc.	USA	Internet marketing for residential cable services		100%	100%
Telsat Online, Inc.	USA	Internet marketing for non - cable telco services		100%	100%
DGS Worldwide Marketing Limited	Cyprus	Holding company and global marketing		100%	100%
DGS (Pvt.) Limited	Pakistan	Call center and support services		100%	100%
DGS EDU LLC	USA	Internet marketing for the education industry		100%	100%
7 Degrees LLC	USA	Digital marketing agency		100%	100%

Joint Venture
The following entity is a Joint venture of the Holding Company:

			Ownership %
Description	Location	Nature of Business	2020	-	2019
Lakeball LLC (Note 7)	USA	Internet Marketing for commercial cable services	47.5%		47.5%

Major Classes of Assets and Liabilities of Discontinued Operations
The following table shows the major classes of assets and liabilities of the Group’s discontinued operation at June 26, 2019.

As of June 26, 2019
(US$’000)
Assets
Property and equipment and Intangibles	9,463
Renewal receivables	72,183
Trade and other receivables	1,129
Cash and cash equivalents	3,554
Total assets	86,329

Liabilities
Borrowings & Financing	43,431
Trade and other payables	9,977
Related party loans	-
Other Liabilities	5,327
Total liabilities	58,735

Net Assets	27,594

Result of Discontinued Operations
Result of discontinued operations:

	June 30, 2019	June 30, 2018
	(US$’000)
Revenue	64,740	34,871
Other operating income	2,923	1,487

Payroll and related costs	22,182	14,380
Share-based payments	875	1,299
Reseller commission and lead expenses	14,467	9,683
Depreciation and amortization	910	237
Other operating costs	3,241	3,581
Income from operations	25,988	7,178

Finance expenses	(5,674)	(2,243)
Income before taxation	20,314	4,935

Income tax expense	(4,830)	(54)
Net income for the period from discontinued operations, net of tax	15,484	4,881

Statement of Cash Flows
Statement of cash flows

The statement of cash flows includes the following amounts relating to discontinued operations:

	June 30, 2019	June 30, 2018
	(US$’000)
Operating activities	(13,396)	(7,208)
Investing activities	(867)	(158)
Financing activities	12,720	4,709
Net cash flow from discontinued operations	(1,543)	(2,657)